Expense Example	Feb. 26, 2025 USD ($)
YieldMaxTM Universe Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	1,545
YieldMaxTM Magnificent 7 Fund of Option Income ETFs [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,363
YieldMaxTM MSTR Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
YieldMax Ultra Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,671
YieldMaxTM Bitcoin Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	477
Expense Example, with Redemption, 3 Years	1,433
Expense Example, with Redemption, 5 Years	2,394
Expense Example, with Redemption, 10 Years	4,818
YieldMaxTM Short N100 Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 315